Shareholders' equity - Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Shareholders' equity
Dividends declared	$ 45.0	$ 42.8	$ 132.9	$ 124.7
Dividend declared per share	$ 0.24	$ 0.23	$ 0.71	$ 0.68
Cash dividends paid	$ 33.8	$ 31.8	$ 104.5	$ 94.0
Share dividends paid - DRIP	$ 11.2	$ 11.0	$ 28.4	$ 30.7